Loans Receivable, Net - Loans by Classification Type and Credit Risk Indicator (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	$ 642,371	$ 610,837
Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	37,445	34,284
One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	163,565	147,962
Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	35,697	35,684
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	30,246	39,255
Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	14,873	23,840
Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	224,952	182,940
Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	36,851	47,796
Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	1,184	1,452
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	8,620	8,717
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	88,938	88,907
Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	625,893	579,384
Pass [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	37,445	31,280
Pass [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	162,993	145,965
Pass [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	35,285	35,109
Pass [Member] | Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	30,246	39,255
Pass [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	14,318	15,581
Pass [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	216,901	172,395
Pass [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	35,253	44,832
Pass [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	1,184	1,411
Pass [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	8,376	8,382
Pass [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	83,892	85,174
Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	5,698	2,114
Special Mention [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		744
Special Mention [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		25
Special Mention [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		35
Special Mention [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	979	3
Special Mention [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	1,147	674
Special Mention [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		30
Special Mention [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	3,572	603
Impaired Loans Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	10,780	29,339
Impaired Loans Substandard [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		3,004
Impaired Loans Substandard [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	572	1,253
Impaired Loans Substandard [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	412	550
Impaired Loans Substandard [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	555	8,224
Impaired Loans Substandard [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	7,072	10,542
Impaired Loans Substandard [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	451	2,290
Impaired Loans Substandard [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		11
Impaired Loans Substandard [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	244	335
Impaired Loans Substandard [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	$ 1,474	$ 3,130